INCOME TAX EXPENSE - Reconciliation of income taxes at the statutory rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE
Income (loss) from continuing operations before provision for income taxes	$ (4,618,050)	$ (3,123,070)
Tax at the Singapore rate of 17%	(785,069)	(530,922)
Reconciling items:
Permanent differences	31,272	39,478
Current period net operating losses not recognized as a deferred tax asset	743,997	407,519
Rate differential - non-Singapore entities	(55,045)	(24,305)
Other deferred tax activity	(64,007)	177,474
(Benefit from) Provision for income taxes, as previously reported	$ (128,852)	$ 69,245
Tax at the Singapore rate	17.00%